Consolidated Statements of Comprehensive Loss	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Accommodation reservation	$ 149,746,014	¥ 970,024,728	¥ 938,786,924	¥ 858,229,038
Transportation ticketing	13,796,884	89,373,452	146,028,730	150,428,006
Other	4,528,528	29,334,904	79,259,059	70,479,476
Total revenues	168,071,426	1,088,733,084	1,164,074,713	1,079,136,520
Business tax, VAT and surcharges	(8,783,270)	(56,896,265)	(77,921,876)	(69,431,354)
Net revenues	159,288,156	1,031,836,819	1,086,152,837	1,009,705,166
Cost of services	(87,294,258)	(565,474,745)	(350,577,929)	(260,843,001)
Gross profit	71,993,898	466,362,074	735,574,908	748,862,165
Operating expenses:
Service development	(66,758,731)	(432,449,709)	(275,203,327)	(178,170,509)
Sales and marketing	(130,973,610)	(848,420,847)	(644,402,902)	(652,278,745)
General and administrative	(48,705,527)	(315,504,665)	(147,669,472)	(90,714,131)
Amortization of intangible assets (note 8)	(3,276,580)	(21,225,033)	(8,669,777)	(3,964,862)
Impairment of goodwill and other intangible assets(note 8)	(6,236,954)	(40,401,740)	(5,524,213)	(1,917,000)
Total operating expenses	$ (255,951,402)	¥ (1,658,001,994)	(1,081,469,691)	¥ (927,045,247)
Other operating income			30,000,000
Loss from operations	$ (183,957,504)	¥ (1,191,639,920)	(315,894,783)	¥ (178,183,082)
Other income:
Interest income	6,349,348	41,129,804	61,334,343	60,189,774
Government subsidies	3,234,934	20,955,253	16,353,056	7,368,972
Foreign exchange gain/(loss)	453,993	2,940,873	(4,079,027)	¥ (1,931,227)
Net income/(loss) in non-consolidated affiliates (note 3 and note 7)	1,965,369	12,731,268	¥ (18,035,390)
Gain on disposition of a subsidiary (note 4)	10,973,147	71,081,854
Other income/(expense)	68,800	445,672	¥ 2,218,650	¥ (413,066)
Total other income	23,045,591	149,284,724	57,791,632	65,214,453
Loss before income tax expense	(160,911,913)	(1,042,355,196)	(258,103,151)	(112,968,629)
Income tax expense (note 10)	(1,993,410)	(12,912,910)	(13,094,101)	(59,480,303)
Share of net income/(loss) in non-consolidated affiliates (note 7)	(1,036,501)	(6,714,245)	(3,426,169)	4,243,438
Net loss	(163,941,824)	(1,061,982,351)	(274,623,421)	(168,205,494)
Net loss attributable to noncontrolling interests	7,217,390	46,752,810	5,680,220	475,420
Net loss attributable to eLong, Inc.	$ (156,724,434)	¥ (1,015,229,541)	¥ (268,943,201)	¥ (167,730,074)
Other comprehensive income
Total comprehensive loss	$ (156,724,434)	¥ (1,015,229,541)	¥ (268,943,201)	¥ (167,730,074)
Weighted average shares used in computation of net loss per share
Basic (note 15)	73,300,491	73,300,491	70,917,592	69,454,746
Diluted (note 15)	73,300,491	73,300,491	70,917,592	69,454,746
Basic net loss per share (note 15) | (per share)	$ (2.14)	¥ (13.85)	¥ (3.79)	¥ (2.41)
Diluted net loss per share (note 15) | (per share)	$ (2.14)	¥ (13.85)	¥ (3.79)	¥ (2.41)